Consolidated Statements of Cash Flows (Parenthetical)			1 Months Ended		12 Months Ended
	Jan. 21, 2025 USD ($) shares	May 27, 2024 USD ($) shares	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Right-of-use assets					$ 87,768
Lease liabilities					87,768
Capital raise
Number of shares issued | shares	731,707				29,100,941
Number of shares outstanding | shares					29,100,941
Accrued interest	$ 3,530,019
Convertible loan notes	3,000,000				$ 0
Proceeds from current borrowings	$ 530,019
Lease expiration date							Jul. 01, 2027
Right-of-use assets					87,768	[1]	$ 482,619
Lease liabilities					87,768	[2]	482,619
Lease deposit paid by immediate holding company							$ 34,579
Additional deposit payment			$ 852
Rental deposit			35,431
Increase (decrease) in quarterly rent			34,905	€ 32,091
Lease modification adjustment			$ 25,837		$ 18,874
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding | shares					410
Par value per share | $ / shares					$ 0.00005
Number of shares recapitalization | shares		4,170,520
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Capital raise		$ 8,000,000
Capital raise settled by cash advances		6,059,142
Conversion of loans		$ 1,940,858
Borrowings					$ 517,535			$ 517,535
Rhino Ventures Limited [member] | Series A preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		151
Capital preference shares
Diginex Solutions Limited [member]
IfrsStatementLineItems [Line Items]
Due from related parties								1,000,000
Borrowings								1,000,000
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Borrowings								$ 482,465

[1]	In April 2025, the Group entered into a lease agreement in United Kingdom which expires in September 2026.
[2]	The Group entered into an 18-month office lease in the United Kingdom, commencing in April 2025, with monthly rent of GBP3,782 (approximately: $5,105).